Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Basis of Presentation
(a)	Basis of Presentation
The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Basis of Consolidation
(b)	Basis of Consolidation

The Company consolidates all entities in which it is the primary beneficiary of variable interests in variable interest entities and entities in which it has a controlling financial interest. The Company did not have a variable interest in any variable interest entity during the periods presented.

The consolidated financial statements include the assets, liabilities, revenue and expenses of the Company and its consolidated subsidiaries. All intercompany balances and transactions have been eliminated on consolidation.

Cash and Cash Equivalents
(c)	Cash and Cash Equivalents

The Company considers cash on hand, demand deposits with banks, and highly liquid investments with original maturities of three months or less when purchased to be cash and cash equivalents.

Trading Securities
(d)	Trading Securities

Trading securities refer to equity securities that are bought and held principally for the purpose of selling them in the near term, and are reported at fair value, with unrealized gains and losses included in earnings. The fair value of the Company’s investments in trading securities is based on the quoted market price on the last business day of the fiscal year.

Available-for-sale Securities
(e)	Available-for-sale Securities

Available-for-sale securities consist of quoted equity securities that are not designated as trading securities. They are held at fair value with unrealized gains and losses, net of tax, reported in accumulated other comprehensive gain or losses. Any unrealized losses that are deemed other-than-temporary are included in current period earnings and removed from accumulated other comprehensive gain or losses.

Realized gains and losses on investment securities are included in current period earnings. For purposes of computing realized gains and losses, the cost basis of each investment sold is generally based on the average cost method.

The Company regularly evaluates whether the decline in fair value of available-for-sale securities is other-than-temporary and objective evidence of impairment could include:

•	The severity and duration of the fair value decline;

•	Deterioration in the financial condition of the issuer; and

•	Evaluation of the factors that could cause individual securities to have an other-than-temporary impairment.

No such other-than-temporary decline in fair value was recognized during the years ended December 31, 2016 and 2017.

Long-term investment
(f)	Long-term investment

In accordance with ASC 325-20, Investments-Other: Cost Method Investments, for investments in an investee over which the Company does not have significant influence, the Company carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings. The Company’s management regularly evaluates the impairment of its cost method investments based on the performance and financial position of the investee as well as other evidence of estimated market values. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and current and future financing needs. An impairment loss is recognized in the consolidated statements of operations equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

No impairment loss had been recorded for the years ended December 31, 2016 and 2017.

Income Taxes
(g)	Income Taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the consolidated financial statements and unutilized tax loss carry forwards by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities.

The Company adopted ASC Topic 740, Income Taxes, which clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. The interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC Topic 740 also provides accounting guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

Foreign Currencies
(h)	Foreign Currencies

The functional currency of the Company and its Hong Kong domiciled subsidiaries is Hong Kong dollars. The Company has elected Renminbi as its reporting currency.

Foreign currency transactions are translated into the functional currencies of the Company and its subsidiaries at the applicable exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into functional currencies using the applicable exchange rates prevailing at the respective balance sheet dates. Exchange differences are included in the consolidated statements of operations.

Assets and liabilities of the Company and its subsidiaries domiciled in Hong Kong have been translated into Renminbi at the rates of exchange prevailing at the balance sheet dates and all income and expense items are translated into Renminbi at the average rates of exchange over the year. Exchange differences resulting from the translation have been recorded as a component of comprehensive losses.

The translation of Renminbi amounts into US$ amounts are included solely for the convenience of readers and have been made at US$1.00 = RMB 6.5063, the noon buying rate from the Federal Reserve Bank of New York on December 31, 2017. No representation is made that the Renminbi amounts could have been, or could be, converted into United States dollar at that rate or at any other rate.

Earnings Per Share
(i)	Earnings Per Share

Basic earnings per share is computed by dividing net income by the weighted-average number of common shares outstanding during the year. The Company did not have dilutive potential common share equivalents during fiscal 2015, 2016 and 2017.

Use of Estimates
(j)	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses for the years presented. Actual results may differ from those estimates. Significant estimates in these financial statements that are susceptible to change as more information becomes available are collectability of receivables, valuation allowances for deferred tax assets and impairment with respect to i) trading securities, ii) available-for-sale securities, and iii) long- term investment.

Financial Instruments
(k)	Financial Instruments

The Company recognizes all derivative instruments on the balance sheet at fair value with changes in fair values reported in the consolidated statements of operations.

The Company’s financial instruments that are exposed to concentration of credit risk consist primarily of its cash and cash equivalents, and amounts due from related parties. The Company has reviewed the credit worthiness and financial position of its related parties for credit risks associated with amounts due from them. These entities have good credit standing and the Company does not expect to incur significant losses on advances provided to these entities.

Comprehensive Income
(l)	Comprehensive Income

Comprehensive income represents changes in equity resulting from transactions and other events and circumstances from non-owner sources. Comprehensive income consists of net income (loss) and the foreign exchange differences arising from translation to the reporting currency and unrealized gains and losses on available-for-sale securities.

Recently Issued Accounting Pronouncements
(m)	Recently Issued Accounting Pronouncements

In May 2014, the FASB issued Accounting Standards Update (“ASU”) No. 2014-09, ‘‘Revenue from Contracts with Customers (Topic 606).’’ This guidance supersedes current guidance on revenue recognition in Topic 605, ‘‘Revenue Recognition.” In addition, there are disclosure requirements related to the nature, amount, timing, and uncertainty of revenue recognition. In August 2015, the FASB issued ASU No.2015-14 to defer the effective date of ASU No. 2014-09 for all entities by one year. For public business entities that follow U.S. GAAP, the deferral results in the new revenue standard are being effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017, with early adoption permitted for interim and annual periods beginning after December 15, 2016. The Company will apply the new revenue standard beginning January 1, 2018. Based on management’s assessment of the application of this guidance, the Company does not expect a material impact on amounts reported and disclosures made in the Company’s consolidated financial statements.

On January 5, 2016, the FASB issued ASU No. 2016-01 (“ASU 2016-01”), Recognition and Measurement of Financial Assets and Financial Liabilities, which amends certain aspects of recognition, measurement, presentation and disclosure of financial instruments. This amendment requires all equity investments to be measured at fair value, with changes in the fair value recognized through net income (other than those accounted for under equity method of accounting or those that result in consolidation of the investee). This standard will be effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Company does not expect this standard to have a material impact on its consolidated financial statements.

On February 25, 2016, the FASB issued ASU No. 2016-02 (“ASU 2016-02”), Leases. ASU 2016-02 specifies the accounting for leases. For operating leases, ASU 2016-02 requires a lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. In addition, this standard requires both lessees and lessors to disclose certain key information about lease transactions. ASU 2016-02 is effective for public companies for annual reporting periods, and interim periods within those years, beginning after December 15, 2018. Early adoption is permitted. Management is currently assessing the potential impact of adopting this standard on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326), which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early application will be permitted for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Company does not expect this standard to have a material impact on its consolidated financial statements.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows – Classification of Certain Cash Receipts and Cash Payments, which clarifies the presentation and classification of certain cash receipts and cash payments in the statement of cash flows. This guidance is effective for financial statements issued for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted. The Company does not expect this standard to have a material impact on its consolidated financial statements.

In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. The guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The standard is effective for fiscal years beginning after December 15, 2017, and interim period within those fiscal years. Early adoption is permitted, including adoption in an interim period. The standard should be applied using a retrospective transition method to each period presented. The Company does not expect this standard to have a material impact on its consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, which clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions or disposals of assets or businesses. The standard is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted. The standard should be applied prospectively on or after the effective date. The Company does not expect this standard to have a material impact on its consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017-04, Simplifying the Test for Goodwill Impairment. The guidance removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. A goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. The guidance should be adopted on a prospective basis for the annual or any interim goodwill impairment tests beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company does not expect this standard to have a material impact on its consolidated financial statements.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Company’s consolidated financial statements upon adoption.

Fair Value Measurements

Effective from January 1, 2008, the Company adopted ASC Topic 820, Fair Value Measurement and Disclosures, for all financial assets and liabilities and nonfinancial assets and liabilities that are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis (at least annually). ASC Topic 820 defines fair value as the price that would be received to sell the asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and also considers assumptions that market participants would use when pricing the asset or liability.

Fair Value Hierarchy

ASC Topic 820 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC Topic 820 establishes three levels of inputs that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.